Accrued Expenses	12 Months Ended
Sep. 30, 2016
Accrued Expenses [Abstract]
Accrued Expenses
6.     Accrued Expenses

Accrued expenses consists of:
	September 30,
	2016	2015
Compensation	$3,884,386	$2,321,508
Research and development	1,343,910	951,759
Interest payable	234,754	806,475
Deferred offering costs	26,028	657,892
Professional fees	486,705	594,572
Director fees	73,125	414,421
Other accrued expenses	73,034	178,021
	$6,121,942	$5,924,648